Document and Entity Information	Jun. 15, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001861560
Document Type	8-K
Document Period End Date	Jun. 15, 2023
Entity Registrant Name	NUVALENT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40671
Entity Tax Identification Number	81-5112298
Entity Address, Address Line One	One Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(857)
Local Phone Number	357-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Current Fiscal Year End Date	--12-31
Trading Symbol	NUVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false